S000064943 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Tax-Managed Real Assets Fund | Class S
Prospectus [Line Items]
Annual Return [Percent]	13.87%	1.85%	7.60%	(11.40%)	26.94%	3.89%